Investor P Shares [Member] Shareholder Fees - Investor P - iShares Russell 2000 Small-Cap Index Fund - Investor P Shares	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%